Operating Leases (Tables)	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Future minimum lease payments under noncancellable operating leases
The following schedule summarizes the future minimum lease payments under noncancellable operating leases having initial or remaining terms in excess of one year at December 31, 2015:

2016	$317,843
2017	275,411
2018	226,317
2019	179,874
2020	138,204
Later years	282,900
Total minimum lease payments	$1,420,549